Share Capital and Share Premium	9 Months Ended
Mar. 31, 2023
Share Capital and Share Premium [Abstract]
Share capital and share premium

Note 13. Share capital and share premium

As of March 31, 2023, the share capital stock and share premium amounts to $ 66,912.670. As of June 30, 2022 the share capital stock and share premium amounts to $ 7,600,000.